Summary of Significant Accounting Policies - Schedule of Consolidated Net (Loss) Income (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Consolidated Net (Loss) Income [Abstract]
Revenues	¥ 276,936,030	$ 38,658,779	¥ 183,669,326	¥ 142,102,834
Cost of revenues	(163,366,825)	(22,805,129)	(108,908,547)	(83,485,203)
Other operating expenses	(167,107,209)	(23,327,267)	(64,653,628)	(103,170,372)
Other income (expenses), net	(11,092,304)	(1,548,426)	8,655,375	1,995,421
Income tax (expenses) benefits	2,610,709	364,441	(5,510,773)	(541,460)
Net (Loss) Income	¥ (62,019,599)	$ (8,657,602)	¥ 13,251,753	¥ (43,098,780)